Cover	Sep. 03, 2026
Document Information Line Items
Entity Registrant Name	Plutonian Acquisition Corp II
Entity Central Index Key	0002065661
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 03, 2026
Entity Ex Transition Period	false
Entity File Number	001-43249
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1216 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	646
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	886-8892
Units, Each Consisting of One Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and right
Trading Symbol	PLUNU
Security Exchange Name	NYSE
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PLUN
Security Exchange Name	NYSE
One Class A Ordinary Share Upon Initial Business Combination [Member]
Document Information Line Items
Security 12b Title	Rights, with each right entitling the holder to receive one-fourth of one Class A ordinary share upon completion of an initial business combination
Trading Symbol	PLUNR
Security Exchange Name	NYSE